Stock Options (Details 1)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Common Stock, No par value [Member] USD ($)	Dec. 31, 2011 Common Stock, No par value [Member] EUR (€)	Dec. 31, 2010 Common Stock, No par value [Member] EUR (€)	Dec. 31, 2011 Preferred Stock, No par value [Member] USD ($)	Dec. 31, 2011 Preferred Stock, No par value [Member] EUR (€)	Dec. 31, 2010 Preferred Stock, No par value [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options beginning balance				12,152,000			59,000
Awards granted				1,947,000
Options forfeited	$ 50,687	$ 50,921,000	$ 28,170,000	$ 188,000			$ 1,000
Options exercised				1,886,000			9,000
Stock options ending balance				12,024,817			49,090
Stock Options Transactions Weighted Average Price Per Share [Roll Forward]
Weighted average price per share beginning balance				$ 43.707942	€ 37.24	€ 33.78	$ 24.829941	€ 18.64	€ 19.19
Granted				$ 67.865055	€ 52.45
Exercised				$ 39.942	€ 30.87		$ 29.138628	€ 22.52
Forfeited				$ 45.1959270	€ 34.93		$ 23.561	€ 18.21
Weighted average price per share ending balance				$ 48.184	€ 37.24	€ 33.78	$ 24.118296	€ 18.64	€ 19.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Number of options				4,767			49,000
Weighted average remaining contractual life in years				2.79			2.80
Weighted average exercise price				$ 39.56	€ 30.57		$ 24.11	€ 18.64
Aggregate intrinsic value				135,238,000	104,520,000		1,538,000	1,189,000
Unrecognized compensation costs related to non-vested options	51,096,000
Total compensation cost not yet recognized, period for recognition	1.9
Cash received from exercise of stock options	81,883,000	96,204,000	64,271,000
Intrinsic value of options exercised	50,687	50,921,000	28,170,000	188,000			1,000
Tax benefit received from exercise of stock options	$ 13,010,000	$ 13,313,000	$ 8,123,000